PRESIDENT'S MESSAGE


                                                               December 1995
Dear Shareholder:

    We are pleased to present you with the first Republic International Equity Fund annual report for the period January 9, 1995 (commencement of operations) through October 31, 1995. In this report, we have provided you with a letter from the Investment Manager, Republic National Bank of New York.

    We hope you find this letter and accompanying financial summaries informative and as always we would be delighted to hear from you to answer any questions you might have or provide you with additional information.

    Audited financial statements and portfolio holdings for the period January 9, 1995 through October 31, 1995 also follow. We look forward to servicing your financial needs and appreciate your continued support.

                                      Respectfully submitted,

                                  /s/ Philip W. Coolidge

                                      Philip W. Coolidge
                                      President

REPUBLIC INTERNATIONAL EQUITY FUND
ANNUAL REPORT -- OCTOBER 31, 1995

TABLE OF CONTENTS
                                                                         PAGE
                                                                         ----

President's Message .................................................      1
Letter to Shareholders from Investment Manager ......................      3
Performance Graph ...................................................      4

REPUBLIC INTERNATIONAL EQUITY FUND
Statement of Assets and Liabilities .................................      5
Statement of Operations .............................................      6
Statement of Changes in Net Assets ..................................      7
Financial Highlights ................................................      8
Notes to Financial Statements .......................................      9
Independent Auditors' Report ........................................     11

REPUBLIC INTERNATIONAL EQUITY PORTFOLIO
Schedule of Investments .............................................     12
Statement of Assets and Liabilities .................................     18
Statement of Operations .............................................     19
Statement of Changes in Net Assets ..................................     20
Financial Highlights ................................................     20
Notes to Financial Statements .......................................     21
Independent Auditors' Report ........................................     24



LETTER TO SHAREHOLDERS FROM INVESTMENT MANAGER
                                                               December 1995
DEAR SHAREHOLDER:
    We are pleased to present the annual report for the Republic International Equity Fund (the "Fund") for the period ending October 31, 1995. The Fund's primary objective is to seek long-term growth of capital and future income by investing primarily in securities of non-U.S. issuers (including American Depository Receipts and U.S. registered securities) and securities whose principal markets are outside of the United States. Since its inception on January 9, 1995, the Fund returned 8.31% as compared to 8.03% for the Morgan Stanley Capital International EAFE Index.

    Stock and bond markets around the world posted strong gains since the Fund's inception as impressive earnings from many leading companies and shifting sentiments regarding the strength of economic activity provided solid underpinnings to the markets. Recently released economic data continues to reinforce that the Federal Reserve may have achieved the desired "soft landing" scenario in the U.S. -- moderate and sustainable growth with low and controlled inflation. Overall, a slow growth and low inflation environment is also developing in key global economies. The strong bond market rally around the world, supported by a generally favorable inflation outlook, makes equity valuations reasonable. Although the profit outlook from here is more mixed after the strong recovery enjoyed in most countries, we believe equity markets can rise further. Stock selection once again will be very important as our investment strategy continues to use extensive fundamental research to identify attractive businesses with outstanding long-term potential, selling at reasonable prices.

    As of October 31, 1995, the Republic International Equity Portfolio (the "Portfolio"), in which the Fund invests all of its assets, was broadly diversified with 135 equity holdings representing 22 countries. The Portfolio's weightings by geographical region were: Europe 47.5%, Japan 29.1%, Pacific ex-Japan 17.1%, and 6.3% in other regions. The largest five holdings of the Portfolio as of October 31 represented 10% of the Portfolio: Mannesman AG (Germany -- machinery & engineering), Astra AB (Sweden -- health & personal care), Nintendo (Japan -- recreation), Kyocera (Japan -- electrical components) and Asea Brown Boveri (Sweden -- electrical & electronics). As compared to its benchmark, the Morgan Stanley Capital International EAFE Index, the Portfolio is most significantly overweighted in Sweden and Australia and underweighted in Japan. These favorable country weightings and strong stock selection contributed to the Fund's outperformance of the index for the period since inception.

    The Republic International Equity Fund will continue to strive to make the appropriate adjustments as market conditions change in this international marketplace. We appreciate your continued support.

                                      Sincerely,


                                      Republic National Bank of New York

                    COMPARISON OF $10,000 INVESTMENT IN THE
                     REPUBLIC INTERNATIONAL EQUITY FUND AND
              THE MORGAN STANLEY CAPITAL INTERNATIONAL EAFE INDEX

AVERAGE ANNUAL TOTAL RETURN
---------------------------
Fiscal Year         Inception
 to Date           to 10/31/95
 10/31/95          (Annualized)
-------------------------------
   8.31%              10.38%
-------------------------------


Line graph with two axes: the X-axis represents years of operations; the Y-axis represents dollar value. The graph plots two lines: the first line represents the growth of a ten thousand dollar investment in the Fund from January, 1995 to October, 1995; the second line represents the growth of a ten thousand dollar investment in a portfolio of securities reflecting the composition of the Morgan Stanley Capital International EAFE Index for the same time period. The graph points are as follows:

Year                       Fund                      Morgan Stanley
 1/31/95                   $10,000                   $10,000
 2/28/95                     9,979                     9,970
 3/31/95                    10,175                    10,600
 4/30/95                    10,483                    11,000
 5/31/95                    10,565                    10,870
 6/30/95                    10,605                    10,680
 7/31/95                    11,192                    11,350
 8/31/95                    11,059                    10,920
 9/30/95                    11,295                    11,140
10/31/95                    10,831                    10,803

Past performance is not predictive of future performance.

SIGNATURE BROKER-DEALER SERVICES, INC. IS THE DISTRIBUTOR OF THE REPUBLIC INTERNATIONAL EQUITY FUND (THE "FUND").

REPUBLIC NATIONAL BANK OF NEW YORK ("REPUBLIC") SERVES AS INVESTMENT MANAGER AND MAKES THE FUND AVAILABLE SOLELY IN ITS CAPACITY AS SHAREHOLDER SERVICING AGENT FOR CUSTOMERS. INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, REPUBLIC OR ANY OTHER BANK. SHARES OF THE FUND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY.

Performance data quoted herein represents past performance. Please remember that past performance is not a guarantee of future performance. Fund returns are net of fees. All returns assume reinvestment of income and capital gains and reflect the reimbursement of certain Fund expenses as described in the Prospectus.

MORE COMPLETE INFORMATION ABOUT THE FUND, INCLUDING MANAGEMENT FEES AND OTHER EXPENSES, IS PROVIDED IN THE PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING. YOU MAY OBTAIN ADDITIONAL COPIES OF THE PROSPECTUS BY CALLING 1-800-782-8183.

REPUBLIC INTERNATIONAL EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES -- OCTOBER 31, 1995

ASSETS:
Investment in Republic International Equity Portfolio
("Portfolio"), at value (Note 1) ...........................      $34,220,743
Tax reclaim receivable .....................................           26,683
Prepaid insurance ..........................................            2,695
Deferred organization expenses (Note 2) ....................           48,660
                                                                  -----------
      Total Assets .........................................       34,298,781
                                                                  -----------

LIABILITIES:
Organization expense payable (Note 2) ......................            5,613
Administration fee payable (Note 3) ........................              689
Other accrued expenses .....................................           48,450
                                                                  -----------
      Total Liabilities ....................................           54,752
                                                                  -----------

NET ASSETS:
Applicable to 3,171,731 shares of beneficial interest
  outstanding (par value $0.001, unlimited number of
  authorized shares) .......................................      $34,244,029
                                                                  ===========

REPRESENTED BY:
Paid-in capital ............................................      $32,553,494
Undistributed net investment income ........................           23,782
Accumulated net realized gain from Portfolio ...............           30,820
Net unrealized appreciation from Portfolio .................        1,635,933
                                                                  -----------
      Net Assets ...........................................      $34,244,029
                                                                  ===========

Net Asset Value, Offering and Redemption Price Per Share ...          $10.80
                                                                      ======

                See accompanying notes to financial statements

REPUBLIC INTERNATIONAL EQUITY FUND
STATEMENT OF OPERATIONS -- FOR THE PERIOD ENDED OCTOBER 31, 1995*

NET INVESTMENT INCOME FROM PORTFOLIO (NOTE 2):
Dividend income (net of foreign withholding tax $73,375) ........  $  319,659
Interest income (net of foreign withholding tax $128) ...........      95,183
Allocated expenses ..............................................    (114,755)
                                                                   ----------
    Net investment income from Portfolio ........................     300,087

EXPENSES (NOTE 2):
  Administration fees ...............................  $  20,274
  Registration fees .................................     14,970
  Transfer agent fees ...............................     38,377
  Fund accounting fees ..............................      9,732
  Trustees' fees and expenses .......................      5,792
  Audit .............................................      8,000
  Legal .............................................      1,407
  Insurance .........................................      2,376
  Printing ..........................................      6,266
  Miscellaneous .....................................        103
  Amortization of organization expenses .............      9,420
                                                       ---------
    Total expenses ..................................    116,717
    Less: reimbursement of expenses .................    (22,082)
    Less: waiver of fees ............................    (12,168)
                                                       ---------
    Net expenses ................................................      82,467
                                                                   ----------
NET INVESTMENT INCOME ...........................................     217,620
                                                                   ----------
NET REALIZED AND UNREALIZED GAIN FROM PORTFOLIO:
Net realized gain (loss) on:
    Investments .................................................      30,820
    Foreign currency transactions ...............................    (124,228)
Net unrealized appreciation from Portfolio ......................   1,635,933
                                                                   ----------
Net realized and unrealized gain from Portfolio .................   1,542,525
                                                                   ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ............  $1,760,145
                                                                   ==========

*For the period January 9, 1995 (commencement of operations) to October 31,
 1995.

               See accompanying notes to financial statements

REPUBLIC INTERNATIONAL EQUITY FUND
STATEMENT OF CHANGES IN NET ASSETS

                                                                FOR THE PERIOD
                                                               JANUARY 9, 1995
                                                                (COMMENCEMENT
                                                                OF OPERATIONS)
                                                                   THROUGH
                                                              OCTOBER 31, 1995
                                                              ----------------
INCREASE IN NET ASSETS FROM:

OPERATIONS:
Net investment income ......................................   $   217,620
Net realized loss from Portfolio ...........................       (93,408)
Net unrealized appreciation from Portfolio .................     1,635,933
                                                               -----------
    Net increase in net assets resulting from operations ...     1,760,145
                                                               -----------
DIVIDENDS TO SHAREHOLDERS:
Dividends paid to shareholders from net investment income ..       (69,610)
                                                               -----------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST:
Proceeds from sales of shares ..............................    32,852,624
Net asset value of shares issued to shareholders from               69,610
reinvestment of dividends ..................................
Cost of shares redeemed ....................................      (368,840)
                                                               -----------
    Net increase in net assets resulting from capital share
       transactions ........................................    32,553,394
                                                               -----------
TOTAL INCREASE IN NET ASSETS ...............................    34,243,929
NET ASSETS:

    Beginning of period ....................................           100
                                                               -----------
    End of period (including undistributed net investment
     income of $23,782) ....................................   $34,244,029
                                                               ===========

ANALYSIS OF FUND SHARE TRANSACTIONS:
Shares sold ................................................     3,201,989
Shares issued in reinvestment of dividends .................         6,700
Shares redeemed ............................................       (36,958)
                                                               -----------
    Net increase in shares outstanding .....................     3,171,731
                                                               ===========

                See accompanying notes to financial statements

REPUBLIC INTERNATIONAL EQUITY FUND
FINANCIAL HIGHLIGHTS
                                                               FOR THE PERIOD
                                                              JANUARY 9, 1995
                                                               (COMMENCEMENT
                                                               OF OPERATIONS)
                                                                  THROUGH
                                                              OCTOBER 31, 1995
                                                              ----------------
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:
  Net asset value, beginning of period .....................         $10.00
                                                                      -----
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income ....................................           0.08
  Net realized and unrealized gain from Portfolio ..........           0.75
                                                                      -----
  Total increase from investment operations ................           0.83
                                                                      -----

LESS DIVIDENDS:
  Dividends from net investment income .....................          (0.03)
                                                                      -----
  Total dividends ..........................................          (0.03)
                                                                      -----
  Net asset value, end of period ...........................         $10.80
                                                                      -----
                                                                      -----

TOTAL RETURN ...............................................          8.31%(a)

RATIOS AND SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's) .....................        $34,244
  Ratio of expenses to average net assets (b) ..............          1.14%(c)
  Ratio of net investment income to average net assets (b) .          1.26%(c)
------------------------------------------------------------------------------
(a) Not annualized.
(b) Reflects a voluntary expense limitation and waiver of fees by affiliated parties of the Fund. If this limitation had not been in effect, the annualized ratios of expenses and net investment income to average net assets for the period January 9, 1995 (commencement of operations) to October 31, 1995 would have been 2.12% and 0.28%, respectively.
(c) Annualized.
               See accompanying notes to financial statements

REPUBLIC INTERNATIONAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS -- OCTOBER 31, 1995

1. DESCRIPTION AND SHARES OF THE FUND. Republic International Equity Fund (the "Fund") is a diversified separate series of the Republic Funds (the "Trust"), a Massachusetts business trust organized on April 22, 1987, which currently consists of six portfolios, each of which has different and distinct investment objectives and policies. On October 6, 1994, the Fund was initiated with a sale of ten shares for $100 to Signature Financial Group, Inc. The Fund commenced operations on January 9, 1995. The financial statements for the other five portfolios are presented separately. The Declaration of Trust permits the Trustees to create additional portfolios. The Trust is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, diversified management investment company. The Fund's objective is to seek long-term growth of capital and future income by investing primarily in securities of non-U.S. issuers (including American Depository Receipts (ADR's) and U.S. registered securities) and securities whose principal markets are outside of the United States.

        The Fund invests all of its investable assets in the Republic International Equity Portfolio (the "Port- folio"), a diversified open-end management investment company having the same investment objectives as the Fund. The value of such investment reflects the Fund's proportionate interest (86% at October 31, 1995) in the net assets of the Portfolio. The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the schedule of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

        Republic National Bank of New York ("Republic" or the "Manager") acts as Investment Manager to the Portfolio, Capital Guardian Trust Company acts as Sub-Adviser (the "Sub-Adviser") to the Portfolio and Signature Broker-Dealer Services, Inc. ("Signature") acts as Administrator of the Trust and the Portfolio and Distributor and Sponsor ("Sponsor") of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies of the Fund:

        (A) Investment Valuation: Valuation of securities by the Portfolio is discussed in Note 1 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

        (B) Investment Income: All the net investment income and realized and unrealized gain and loss of the Portfolio is allocated pro rata among the Fund and other investors in the Portfolio each day.

        (C) Dividends and Distributions: Dividends substantially equal to all of the Fund's net investment income earned are distributed to the Fund shareholders of record semi-annually. Generally, the Fund's net investment income consists of the interest and dividend income it earns, less expenses.

        The Fund's net realized short-term and long-term capital gains, if any, are distributed to shareholders annually. Additional distributions are also made to the Fund's shareholders to the extent necessary to avoid application of the 4% non-deductible federal excise tax.

        Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to realized losses on foreign currency transactions. During the period ended October 31, 1995, the Fund reclassified the effects of certain differences between the financial statement amounts and distributions determined in accordance with income tax regulations. These differences decreased undistributed net investment income and increased accumulated net realized gain by $124,228.

        (D) Expenses: Expenses incurred by the Trust with respect to any two or more funds in the Trust are allocated in proportion to the net assets of each fund in the Trust, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund. The Fund's share of the Portfolio's expenses are charged against and reduce the amount of the Fund's investment in the Portfolio.

        (E) Deferred Organization Expenses: The Fund incurred organization expenses in the amount of $58,080. These costs were deferred and are being amortized by the Fund on a straight-line basis over a five-year period from the commencement of operations.

        (F) Federal Income Taxes: The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, (the "Code"). By so qualifying, the Fund will be exempt from regular federal income taxes to the extent that it distributes substantially all of its net investment income and net realized gains to its shareholders.

3.  TRANSACTIONS WITH AFFILIATES.

        (A) Administration: Pursuant to an Administrative Services Agreement, Signature provides the Fund with general office facilities, and supervises the overall administration of the Fund including, among other responsibilities, the preparation and filing of all documents required for compliance by the Fund with applicable laws and regulations and arranging for the maintenance of books and records of the Fund. For its services to the Fund, Signature receives from the Fund fees payable monthly equal on an annual basis (for the Fund's then-current fiscal year) to 0.05% of the Fund's average daily net assets up to $100 million. Signature receives no compensation from the Fund with respect to the Fund's assets over $100 million. The administrative services fees of the Fund are subject to an annual minimum fee of $25,000. For the period from January 9, 1995 to October 31, 1995, Signature's fee for these services aggregated $20,274, of which $5,914 was waived.

        (B) Fund Accounting: Pursuant to a fund accounting agreement, Signature Financial Services, Inc. ("SFSI") serves as fund accounting agent to the Fund. For its services to the Fund, SFSI receives from the Fund fees payable monthly equal on an annual basis to $12,000. For the period January 9, 1995 to October 31, 1995, fees for these services aggregated $9,732, of which $6,254 was waived.

        (C) Reimbursement and Waiver of Expenses: The Manager and Sponsor have voluntarily agreed to waive a portion of their fees, and to the extent necessary, reimburse the Fund for additional expenses during the period January 9, 1995 through October 31, 1995. For the period ended October 31, 1995, expenses of the Fund were voluntarily limited to no more than 1.14% of the average daily net assets on an annualized basis and accordingly, the Manager and Sponsor waived fees and reimbursed expenses aggregating $34,250.

        (D) Trustees' Fees: The fees and expenses of the Trustees amounted to $5,792, for the period January 9, 1995 to October 31, 1995.

4. INVESTMENT TRANSACTIONS. Additions and reductions in the Fund's investment in the Portfolio amounted to $32,839,363, and $430,735, respectively.

    INDEPENDENT AUDITOR'S REPORT
    To the Shareholders of Republic International Equity Fund and the Board of Trustees of Republic Funds:

        We have audited the accompanying statement of assets and liabilities of Republic International Equity Fund (the "Fund", one of the series comprising the Republic Funds, the "Trust"), as of October 31, 1995, and the related statement of operations, the statement of changes in net assets and the financial highlights for the period from January 9, 1995 (commencement of operations) to October 31, 1995. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

        We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

        In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Republic International Equity Fund, a portfolio of Republic Funds, at October 31, 1995, the results of its operations, the changes in its net assets and its financial highlights for the period from January 9, 1995 (commencement of operations) to October 31, 1995, in conformity with generally accepted accounting principles.

                                              Ernst & Young LLP

    December 8, 1995
    Boston, Massachusetts

REPUBLIC INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS -- OCTOBER 31, 1995

                                                                     VALUE
SECURITY DESCRIPTION                                    SHARES      (NOTE 1)
--------------------                                    ------      --------
COMMON STOCKS -- 92.7%
ARGENTINA -- 0.8%
Telecom Argentina Stet ADS (Telecommunications) ....       6,000  $   230,250
YPF Soc Anonima ADR D Sponsored (Energy Sources) ...       6,000      103,500
                                                                  -----------
                                                                      333,750
                                                                  -----------
AUSTRALIA -- 4.0%
Brambles Industries Ltd. (Business & Public
  Services) ........................................      34,000      361,367
Coca Cola Amatil Ltd. (Beverages & Tobacco) ........      59,625      461,218
Western Mining Corp. (Metals: Nonferrous) ..........      63,000      403,866
Westpac Banking Corp. (Banking) ....................      86,000      352,916
                                                                  -----------
                                                                    1,579,367
                                                                  -----------
BRAZIL -- 0.6%
Electrobras ADR (Utilities: Electric & Gas) ........       6,000       85,234
Telebras PN Sponsored ADR (Telecommunications) .....       3,500      140,000
                                                                  -----------
                                                                      225,234
                                                                  -----------
CANADA -- 4.6%
Alcan Aluminum Ltd. (Metals: Nonferrous) ...........      10,300      325,738
Bombardier Class B Sub Voting (Machinery &
  Engineering) .....................................      27,400      334,458
Cominco Ltd. (Metal: Nonferrous) ...................       6,000      116,250
Inco Ltd. (Metal: Nonferrous) ......................       6,000      206,250
Petro-Canada (Energy Services) .....................      16,800      181,588
Rogers Communication Class B (Broadcasting &
  Publishing) ......................................      27,000      264,163
Seagrams Company Ltd. (Beverages & Tobacco) ........      11,000      396,000
                                                                  -----------
                                                                    1,824,447
                                                                  -----------
DENMARK -- 1.0%
Tele Danmark B ADR (Telecommunications) ............      15,000      391,875
                                                                  -----------
FRANCE -- 3.8%
Canal Plus (Broadcasting & Publishing) .............         717      123,986
Compagnie De Saint Goban (Miscellaneous Materials &
  Commodities) .....................................       2,000      238,614
Eurotunnel/Euro SA (Business & Public Services) ....      58,400       91,426
Euro Disneyland (Leisure & Tourism) ................     105,000      353,470
Havas (Business & Public Services) .................       2,200      152,623
Pechiney Cert Inv (Metals: Nonferrous) .............       2,300      120,023
Renault (Automobiles) ..............................       5,300      165,945
Valeo (Industrial Components) ......................       6,200      280,275
                                                                  -----------
                                                                    1,526,362
                                                                  -----------
GERMANY -- 6.0%
Landis & Gyr AG (Electrical & Electronics) .........         530  $   319,446
Mannesman AG (Machinery & Engineering) .............       3,050    1,002,849
Muchener Rueckversicherungs Nam (Insurance) ........         175      362,904
Siemens AG (Electrical & Electronics) ..............         500      261,879
Volkswagen AG (Automobiles) ........................         600      188,851
Wolters Kluwer (Broadcasting & Publishing) .........       2,900      263,753
                                                                  -----------
                                                                    2,399,682
                                                                  -----------
HONG KONG -- 4.2%
Citic Pacific (Multi-Industry) .....................      90,000      281,130
Consolidated Electric Power Asia (Electric & Gas) ..      66,000      133,600
Hong Kong Electric (Utilities: Electric & Gas) .....     105,000      357,184
Hong Kong Telecom (Telecommunications) .............     142,000      247,953
Hutchison Whampoa (Multi-Industry) .................      58,000      319,584
Swire Pacific Class A (Multi-Industry) .............      47,000      352,593
                                                                  -----------
                                                                    1,692,044
                                                                  -----------
ITALY -- 1.6%
Italcementi Fabbriche Riunite (Building Materials &
  Components) ......................................      22,200      137,475
Telecom Italia Mobile (Telecommunications) .........     178,000      196,368
Telecom Italia Mobile ORD (Telecommunications) .....     125,000      210,539
Telecom Italia Ord (Telecommunications) ............      70,500      108,158
                                                                  -----------
                                                                      652,540
                                                                  -----------
JAPAN -- 28.3%
Banyu Pharmaceutical (Health & Personal Care) ......      31,000      327,433
Bridgestone Corp. (Industrial Components) ..........      35,000      486,064
Chudenko (Construction & Housing) ..................       7,150      260,826
Fuji Photo Film (Recreational & Other Consumer) ....      13,000      321,663
Hitachi Ltd. (Electrical & Electronics) ............      46,000      472,372
Ito Yokado Co. Ltd. (Merchandising) ................       5,000      273,350
Kao Corporation (Food & Household Products) ........      23,000      278,924
Kawasaki Heavy Industries (Machinery & Engineering)       78,000      326,494
Kawasaki Kisen (Transportation: Shipping) ..........     122,000      326,924
Kokusai Electric (Electrical & Electronics) ........       6,000      136,724
Kyocera Corp. (Electronic Components) ..............       8,000      655,648
Makita Corp. (Electrical & Electronics) ............      17,000      264,352
Mitsubishi Heavy Industries, Inc. (Machinery &
  Engineering) .....................................      70,000      540,147
Mitsui Fudosan (Real Estate) .......................      30,000      343,276
Murata Mfg. (Electronic Components) ................      11,000      377,604
JAPAN continued
Nihon Dempa Kogyo (Electronic Components) ..........       4,000  $   102,494
Nikon Corporation (Industrial Components) ..........      23,000      328,411
Nintendo (Recreation, Other Consumer Products) .....      10,300      757,516
Nippon Telephone & Telegraph (Telecommunications) ..          69      568,305
Nomura Securities (Financial Services) .............      24,000      438,924
Omron Corp. (Electrical & Electronics) .............      13,000      305,134
Orix Corporation (Financial Services) ..............       7,000      246,455
Sankyo Co. (Health & Personal Care) ................      25,500      561,125
Secom (Business & Public Services) .................       4,000      260,538
Sekisui House (Construction & Housing) .............      29,000      334,670
Sony Corp. (Appliances & Household Goods) ..........       7,600      341,907
Sumitomo Bank (Banking) ............................      12,000      212,421
Sumitomo Reality & Development (Real Estate) .......      30,000      197,164
Suzuki Motor (Automobiles) .........................      21,000      211,540
Tokyo Broadcast Systems (Broadcasting Publishing) ..      17,000      249,389
Tostem Corp. (Building Materials & Components) .....       6,000      184,254
Toyota Motor Corp. (Automobiles) ...................      16,000      297,311
Yasuda Fire & Marine (Insurance) ...................      52,000      315,306
                                                                  -----------
                                                                   11,304,665
                                                                  -----------
MALAYSIA -- 1.5%
Renong Berhad (Multi-Industry) .....................     136,000      207,748
Sime Darby BHD (Multi-Industry) ....................     156,000      390,000
                                                                  -----------
                                                                      597,748
                                                                  -----------
MEXICO -- 1.4%
Grupo Financiero Banamex "L" (Finance) .............       3,100        5,091
Grupo Financiero Banamex "B" (Finance) .............      76,800      130,425
Telefonos de Mexico L ADR (Telecommunications) .....      15,900      437,250
                                                                  -----------
                                                                      572,766
                                                                  -----------
NETHERLANDS -- 2.7%
Aegon (Insurance) ..................................       9,500      360,409
ABN-AMRO Holding (Banking) .........................       9,200      386,320
International Nederlanden Group (Insurance) ........       5,500      327,792
                                                                  -----------
                                                                    1,074,521
                                                                  -----------
NEW ZEALAND -- 1.8%
Brierly Investments (Multi-Industry) ...............     367,000      285,625
Lion Nathan (Beverages & Tobacco) ..................      94,000      213,272
Telecom New Zealand (Telecommunications) ...........      56,000      232,320
                                                                  -----------
                                                                      731,217
                                                                  -----------
NORWAY -- 1.3%
Orkla AS A-Aksjer (Multi-Industry) .................       7,000  $   361,809
Norsk Hydro Ord (Energy Sources) ...................       4,200      167,196
                                                                  -----------
                                                                      529,005
                                                                  -----------
PHILIPPINE -- 0.6%
Philippine Long Distance Telephone ADR
  (Telecommunications) .............................       4,000      224,500
                                                                  -----------
SINGAPORE -- 2.1%
City Developments (Real Estate) ....................      35,000      216,814
Overseas Chinese Banking Corp. Foreign (Banking) ...      27,000      317,310
Singapore Press Holdings Ltd. (Broadcasting &
  Publishing) ......................................      19,400      303,533
                                                                  -----------
                                                                      837,657
                                                                  -----------
SPAIN -- 2.2%
Banco De Santander (Banking) .......................       5,400      235,138
Corporacion Mapfre Regular (Insurance) .............       3,000      153,468
Repsol SA ADR (Energy Sources) .....................       4,600      136,275
Repsol SA ADS (Energy Sources) .....................       1,500       44,751
Telefonica de Espana (Telecommunications) ..........      25,900      326,466
                                                                  -----------
                                                                      896,098
                                                                  -----------
SWEDEN -- 9.1%
AGA AB Free (Chemicals) ............................      26,000      336,925
Akt Electrolux B Free (Appliances & Household
  Durables) ........................................       4,500      192,571
Asea A Free (Electrical & Electronics) .............       6,500      651,322
Astra AB A Free (Health & Personal Care) ...........      24,500      900,776
Ericsson B Free (Electrical & Electronics) .........      15,600      331,440
Hennes & Mauritz B Free (Merchandising) ............       7,800      510,088
Sandvik A Free (Machinery & Engineering) ...........       9,500      178,219
Sandvik B Free (Machinery & Engineering) ...........       8,200      154,449
Svenska Handelsbken A Free (Banking) ...............      16,000      280,871
Svenska Handelsbken B Free (Banking) ...............       5,100       85,685
                                                                  -----------
                                                                    3,622,346
                                                                  -----------
SWITZERLAND -- 5.3%
BBC Brown Boveri A Inhager (Electrical &
  Electronics) .....................................         125      144,853
Baloise Holding Namen (Insurance) ..................         163      334,175
CS Holding Inhaber (Banking) .......................       3,275      334,272
Elektrowatt Inhaber (Electric & Gas) ...............         580      175,046
Holderbank Finan Glaris Class B (Building Materials
  & Components) ....................................         470      377,158
SWITZERLAND continued
Nestle Registered Shares (Food & Household Products)         489  $   512,019
Swissair (Transportation: Airlines) ................         350      220,194
                                                                  -----------
                                                                    2,097,717
                                                                  -----------
UNITED KINGDOM -- 9.8%
Allied Irish Banks PLC (Banking) ...................      55,000      278,323
BAT Industries (Multi-Industry) ....................      15,200      124,681
Bicc PLC (Industrial Components) ...................      39,000      161,649
British Petroleum PLC ADR (Energy Sources) .........       2,400      211,800
British Sky Broadcasting PLC (Broadcasting &
  Publishing) ......................................      50,000      299,789
Cable & Wireless PLC (Telecommunications)  .........      38,207      249,329
Carlton Communications (Broadcasting & Publishing) .      11,000      166,814
English China Clays (Miscellaneous Materials &
  Commodities) .....................................      19,000      103,099
Mai PLC (Business & Public Services) ...............      46,000      237,964
Morgan Crucible Co. (Industrial Components) ........      51,800      319,595
National Westminster Bank (Banking) ................       8,600       85,848
News International PLC (Broadcasting & Publishing) .      40,000      180,347
Reckitt & Coleman PLC (Food & Household Products) ..      28,400      301,472
Rolls-Royce PLC (Aerospace & Military Technology) ..      55,407      134,987
Storehouse PLC (Merchandising) .....................      50,000      238,882
Thorn EMI PLC (Recreation, Other Consumer Products)       17,000      395,342
Vodafone Group PLC (Telecommunications) ............      50,000      204,869
Zeneca Group PLC (Health & Personal Care) ..........      11,000      205,490
                                                                  -----------
                                                                    3,900,280
                                                                  -----------
TOTAL COMMON STOCK .................................               37,013,821
                                                                  -----------
WARRANTS -- 0.4%
ITALY -- 0.3%
Softe-Sip Risp Warrants (Telecommunications) (a) ...     110,000      143,534
SWEDEN -- 0.1%
Ericson B Free (Electrical & Electronics) ..........       1,560       33,144
                                                                  -----------
                                                                      176,678
                                                                  -----------
PREFERRED STOCK -- 0.3%
GERMANY -- 0.3%
Volkswagon N/V VZG (Automobiles) ...................         600  $   136,689
                                                                  -----------
                                                      PRINCIPAL
                                                        AMOUNT
                                                      ----------
LONG TERM CORPORATE DEBT -- 0.7%
JAPAN -- 0.7%
MBL International Fin (Banking), 3.00%, 11/30/02 ...  $  270,000      282,150
                                                                  -----------
REPURCHASE AGREEMENTS -- 4.1%
UNITED STATES -- 4.1%
Salomon Brothers, 5.35%, dated 10/31/95, due 11/01/ 95, proceeds $1,655,619
  (collateralized by various U.S. Treasury Securities with rates from 6.50% to 7.50%, due from 4/18/96 to 11/19/97, value
  $1,699,252) ......................................   1,655,373    1,655,373
                                                                  -----------
TOTAL INVESTMENTS 98.3%
  (Identified Cost $38,082,840) ....................               39,264,711
                                                                  -----------
OTHER ASSETS LESS LIABILITIES 1.7% .................                  664,197
                                                                  -----------
TOTAL NET ASSETS 100.0% ............................              $39,928,908
                                                                  ===========
------------------------------------------------------------------------------

(a) Non-income producing security.
Note: ADR = American depository receipt.
      ADS = American depository shares.

                                       INDUSTRY DIVERSIFICATION
                                            PERCENT OF                                          PERCENT OF
                                            ----------                                          ----------
                                            PORTFOLIO                                           PORTFOLIO
Electrical & Electronics ...................   10.8%    Automobiles ............................    2.7%
Telecommunications .........................   10.4%    Energy Sources .........................    2.2%
Banking ....................................    7.6%    Real Estate ............................    2.1%
Machinery & Engineering ....................    6.7%    Utilities: Electric & Gas ..............    2.0%
Multi-Industry .............................    6.2%    Building Materials & Components ........    1.9%
Health & Personal Care .....................    5.3%    Financial Services .....................    1.8%
Insurance ..................................    4.9%    Construction & Housing .................    1.6%
Broadcasting & Publishing ..................    4.9%    Appliances & Household Goods ...........    1.4%
Industrial Components ......................    4.2%    Leisure & Tourism ......................    0.9%
Recreation & Other Consumer ................    3.9%    Miscellaneous Materials & Commodities ..    0.9%
Metals: Nonferrous .........................    3.1%    Chemicals ..............................    0.9%
Business & Public Services .................    2.9%    Transportation: Shipping ...............    0.9%
Food & Household Products ..................    2.9%    Transportation: Airlines ...............    0.6%
Beverages & Tobacco ........................    2.8%    Finance ................................    0.4%
Merchandising ..............................    2.7%    Aerospace & Military Technology ........    0.4%
                                                                                                  ------
                                                                Total ..........................  100.0%
                                                                                                  ------

                 See accompanying notes to financial statements

REPUBLIC INTERNATIONAL EQUITY PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES -- OCTOBER 31, 1995

ASSETS:
Investment at value (cost $38,082,840) ..........................  $39,264,711
Cash ............................................................      120,885
Foreign currency at value (cost $321,525) .......................      324,162
Receivable for investments sold .................................      135,150
Interest receivable .............................................          754
Dividends receivable ............................................       57,682
Prepaid insurance ...............................................        2,696
Net unrealized appreciation on forward currency contracts .......      521,069
Deferred organization expenses ..................................       56,965
Receivable from affiliate (Note 2) ..............................       51,071
                                                                   -----------
      Total assets ..............................................   40,535,145
                                                                   -----------

LIABILITIES:
Payable for investments purchased ...............................      553,714
Withholding tax payable .........................................          150
Sub-advisery fees payable (Note 2) ..............................       22,164
Administration fee payable (Note 2) .............................        1,583
Accrued expenses and other liabilities ..........................       28,626
                                                                   -----------
      Total liabilities .........................................      606,237
                                                                   -----------

NET ASSETS:
Applicable to investors' beneficial interest ....................  $39,928,908
                                                                   ===========

                See accompanying notes to financial statements

REPUBLIC INTERNATIONAL EQUITY PORTFOLIO
STATEMENT OF OPERATIONS -- FOR THE PERIOD ENDED OCTOBER 31, 1995*

INVESTMENT INCOME (NOTE 1):
Dividends (net of foreign withholding tax $79,144) ..............  $  313,008
                                                                      101,630
Interest (net of foreign withholding tax $150) ..................  ----------
    Investment Income ...........................................     414,638

EXPENSES (NOTE 2):
  Sub-advisery fees .................................  $ 131,059
  Administration fees ...............................      9,433
  Custody fees ......................................     41,964
  Fund accounting fees ..............................     40,548
  Audit fees ........................................     15,000
  Legal fees ........................................      1,641
  Trustees' fees and expenses .......................      6,745
  Insurance .........................................      2,376
  Printing ..........................................      3,342
  Amortization of organization expenses .............     11,028
  Other expenses ....................................        836
                                                       ---------
    Total expenses ..................................    263,972
    Less: reimbursement of expenses .................   (129,834)
    Less: waiver of fees ............................    (12,835)
                                                       ---------
    Net expenses ................................................     121,303
                                                                   ----------
NET INVESTMENT INCOME ...........................................     293,335
                                                                   ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
FOREIGN CURRENCY TRANSACTIONS:
Net realized gain (loss) on:
    Investments .................................................      32,114
    Foreign currency transactions ...............................    (130,372)
Net unrealized appreciation of investments ......................   1,181,871
Net unrealized appreciation of foreign currency contracts and         518,726
translations ....................................................
                                                                   ----------
Net realized and unrealized gain on investments and foreign         1,602,339
currency transactions ...........................................
                                                                   ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ............  $1,895,674
                                                                   ==========

*For the period January 9, 1995 (commencement of operations) to October 31,
1995.
                See accompanying notes to financial statements

REPUBLIC INTERNATIONAL EQUITY PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
                                                             FOR THE PERIOD
                                                             JANUARY 9, 1995
                                                              (COMMENCEMENT
                                                             OF OPERATIONS)
                                                                 THROUGH
                                                            OCTOBER 31, 1995
                                                           -------------------
INCREASE IN NET ASSETS FROM:

OPERATIONS:
Net investment income ...................................      $   293,335
Net realized loss from investment and foreign currency
transactions ............................................          (98,258)
Net unrealized appreciation of investments and foreign
currency and translations ...............................        1,700,597
                                                               -----------
Net increase in net assets resulting from operations ....        1,895,674
                                                               -----------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST:
Additions ...............................................       38,444,279
Reductions ..............................................         (461,145)
                                                               -----------
Net increase in net assets from transactions in
investors' beneficial interest ..........................       37,983,134
                                                               -----------

NET INCREASE IN NET ASSETS ..............................       39,878,808

NET ASSETS:
Beginning of period .....................................           50,100
                                                               -----------
End of period ...........................................      $39,928,908
                                                               ===========
------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
                                                             FOR THE PERIOD
                                                             JANUARY 9, 1995
                                                              (COMMENCEMENT
                                                             OF OPERATIONS)
                                                                 THROUGH
                                                            OCTOBER 31, 1995
                                                           -------------------
RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (in 000's) ..................         $39,929
Ratios:
Expenses to average net assets (a) ......................           0.64%(b)
Net investment income to average net assets (a) .........           1.55%(b)
Portfolio turnover ......................................              3%(c)

(a) The Portfolio expenses reflect reimbursements and waivers by Republic and Signature Financial Services, Inc. If this agreement to reimburse the Portfolio had not been in place for the period January 9, 1995 (commencement of operations) to October 31, 1995, the annualized ratios of expenses and net investment income to average daily net assets would have been 1.39% and 0.80%, respectively.
(b) Annualized.
(c) Not annualized.
                See accompanying notes to financial statements

REPUBLIC INTERNATIONAL EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS -- OCTOBER 31, 1995

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES. The Republic International Equity Portfolio (the "Portfolio") is a diversified separate series of Republic Portfolios, which is registered under the Investment Company Act of 1940, as amended (the "Act"), as a no-load, open-end management investment company. The Portfolio is a series of the Republic Portfolios (the "Portfolio Trust") which was organized as a master trust fund under the laws of the State of New York on November 21, 1994. The Portfolio was initially capitalized with an investment of $50,000 from Republic International Equity Fund Ltd., a Cayman Island exempted company, and $100 from Republic International Equity Fund. The Portfolio commenced operations on January 9, 1995. The Declaration of Trust permits the Trustees to issue an unlimited number of beneficial interests in the Portfolio.

        The following is a summary of the significant accounting policies of the
    Portfolio:

        (A) Investment Security Valuations: The net asset value of the Portfolio is determined on each day on which the New York Stock Exchange ("NYSE") is open for trading. The Sub-Advisor typically completes its trading on behalf of the Portfolio in various markets before 4:00 p.m., and the value of portfolio securities is determined when the primary market for those securities closes for the day. Foreign currency exchange rates are also determined prior to 4:00 p.m., however, if extraordinary events occur that are expected to affect the value of a portfolio security after the close of the primary exchange on which it is traded, the security will be valued at fair value as determined in good faith under the direction of the Board of Trustees of the Portfolio Trust.

        (B) Foreign Currency Translation: The accounting records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

        (C) Forward Foreign Currency Exchange Contracts: The Portfolio may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities, to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Portfolio could be exposed to risks if the counter-parties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

SUMMARY OF OPEN FORWARD FOREIGN CURRENCY CONTRACTS
AT OCTOBER 31, 1995
------------------------------------------------------------------------------
                                                 U.S. DOLLAR   NET UNREALIZED
                         EXPIRATION     COST/      VALUE AT     APPRECIATION/
  SALE CONTRACTS            DATE      PROCEEDS     10/31/95    (DEPRECIATION)
  --------------         ----------   --------   -----------   --------------
  British Pound                                                   $      (7)
  Sterling ...........      11/03/95   $ 29,889    $   29,896
  Canadian Dollar ....      11/27/95    182,000       185,917        (3,917)
  Canadian Dollar ....       1/24/96    253,000       258,852        (5,852)
  French Franc .......      05/13/96    100,433        99,487           946
  Hong Kong Dollars ..       8/14/96    165,000       165,486          (486)
  Japanese Yen .......      11/01/95     79,066        78,785           281
  Japanese Yen .......      12/12/95    353,162       315,846        37,316
  Japanese Yen .......      02/16/96    751,793       626,039       125,754
  Japanese Yen .......      04/10/96  1,414,181     1,323,013        91,168
  Japanese Yen .......      04/11/96    622,004       547,316        74,688
  Japanese Yen .......      06/28/96  1,007,300       860,265       147,035
  Japanese Yen .......      07/19/96    128,812       115,224        13,588
  Japanese Yen .......      08/06/96    260,000       229,579        30,421
  Japanese Yen .......      10/15/96    682,000       669,076        12,924
  Japanese Yen .......      10/30/96    410,000       408,984         1,016
  Swiss Franc ........      11/03/95      2,375         2,377            (2)
  Swiss Franc ........      12/13/95    257,000       259,859        (2,859)

  PURCHASE CONTRACTS
  ------------------

  Deutsche Mark ......      05/16/96    100,433        96,815        (3,618)
  Italian Lira .......      11/30/95    191,378       194,051         2,673
                                                                   --------
      NET UNREALIZED APPRECIATION ON FORWARD FOREIGN
        CURRENCY CONTRACTS ..................................      $521,069
                                                                   ========

        (D) Accounting for Investments: Securities transactions are recorded on a trade date basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific identification. Dividend income and other distributions from the portfolio securities are recorded on the ex-dividend date, except, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
    Interest income is accrued daily.

        (E) Expenses: Expenses incurred by the Portfolio Trust with respect to any two or more portfolios in the Trust are allocated in proportion to the net assets of each portfolio, except when allocations of direct expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to a portfolio are charged to that portfolio.

        (F) Taxes: There is, at present, no direct taxation in the Cayman Islands, and therefore, interest and capital gains derived by the Portfolio are not subject to taxes in that jurisdiction.

2.  TRANSACTIONS WITH AFFILIATES.

        (A) Investment Management: Republic National Bank of New York ("Republic" or the "Manager") is the Investment Manager to the Portfolio pursuant to an investment management agreement with the Portfolio Trust. For its services, the Investment Manager receives no compensation from the Portfolio.

        (B) Sub-Advisory: Capital Guardian Trust Company (the "Sub-Adviser") continuously manages the investment portfolio of the Portfolio pursuant to a Sub-Advisory Agreement with the Manager. For its services, the Sub- Adviser is paid a fee by the Portfolio, computed daily and based on the Portfolio's average daily net assets, equal to 0.70% of net assets up to $25 million, 0.55% of net assets over $25 million up to $50 million, 0.425% of net assets over $50 million up to $250 million, and 0.375% of net assets over $250 million. It is the responsibility of the Sub-Adviser not only to make investment decisions for the Portfolio, but also to place purchase and sale orders for the portfolio transactions of the Portfolio. For the period from January 9, 1995 to October 31, 1995, the sub-advisory fee was $131,059.

        (C) Administration: Pursuant to an Administrative Services Agreement, Signature Financial Group (Cayman) Ltd. ("Signature (Cayman)") provides the Portfolio with general office facilities, and supervises the overall administration of the Portfolio including, among other responsibilities, the preparation and filing of all documents required for compliance by the Portfolio with applicable laws and regulations and arranging for the maintenance of books and records of the Portfolio. For its services to the Portfolio, Signature (Cayman) receives from the Portfolio fees payable monthly equal on an annual basis (for the Portfolio's then-current fiscal year) to 0.05% of the Portfolio's average daily net assets. For the period from January 9, 1995 to October 31, 1995, Signature (Cayman)'s fee for these services aggregated $9,433.

        (D) Fund Accounting: Pursuant to a fund accounting agreement, Signature Financial Services, Inc. ("SFSI") serves as fund accounting agent to the Portfolio. For its services to the Portfolio, SFSI receives fees payable monthly equal on an annual basis to $50,000. For the period from January 9, 1995 to October 31, 1995, fees for these services aggregated $40,548, of which $12,835 was waived.

        (E) Trustees Fees: The fees and expenses of the Trustees amounted to $6,745 for the period January 9, 1995 to October 31, 1995.

        (F) Reimbursement and Waiver of Expenses: The Manager and SFSI have voluntarily agreed to waive a portion of their fees, and to the extent necessary, reimburse the Portfolio for additional expenses during the period January 9, 1995 to October 31, 1995. For the period ended October 31, 1995, expenses of the Portfolio were voluntarily limited to no more than 0.64% of the average daily net assets on an annualized basis. For the period ended October 31, 1995, the Manager and SFSI waived fees and reimbursed expenses aggregating $142,669.

3. INVESTMENT TRANSACTIONS. Purchase and sales of investments, other than U.S. Government securities and short-term obligations, aggregated $38,559,967, and $2,181,655, respectively for the period.

    INDEPENDENT AUDITOR'S REPORT

    To Owners of Beneficial Interest of Republic International Equity Portfolio and the Board of Trustees of Republic Portfolios:

        We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Republic International Equity Portfolio (the "Portfolio", one of the series comprising the Republic Portfolios, the "Portfolio Trust"), as of October 31, 1995, and the related statement of operations, the statement of changes in net assets and the financial highlights for the period from January 9, 1995 (commencement of operations) to October 31, 1995. These financial statements and financial highlights are the responsibility of the Portfolio Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

        We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1995, by correspondence with the custodian and brokers or other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

        In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Republic International Equity Portfolio, a portfolio of Republic Portfolios, at October 31, 1995, the results of its operations, the changes in its net assets and its financial highlights for the period from January 9, 1995 (commencement of operations) to October 31, 1995, in conformity with accounting principles generally accepted in the United States of America.

                                              Ernst & Young LLP

    December 8, 1995
    Grand Cayman, Cayman Islands

REPUBLIC
INTERNATIONAL EQUITY
FUND

Investment Manager
Republic National Bank of New York
452 Fifth Avenue
New York, NY 10018

Sub-Adviser
Capital Guardian Trust Company
333 South Hope Street
Los Angeles, CA  90071

Administrator, Distributor and Sponsor
Signature Broker-Dealer Services, Inc.
6 St. James Avenue
Boston, MA 02116

Custodian and Transfer Agent
Investors Bank & Trust Company
89 South Street
Boston, MA 02111

Independent Auditors
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

Legal Counsel
Dechert Price & Rhoads
1500 K Street, N.W.
Washington, D.C. 20005

Shareholder Servicing Agents:
Republic National Bank of New York
Republic Bank For Savings
452 Fifth Avenue
New York, NY 10018
(800) 782-8183

For Non-Republic Clients:
Investors Bank & Trust Company
89 South Street
Boston, MA 02111
(800) 782-8183


REPUBLIC
INTERNATIONAL EQUITY
FUND

ANNUAL REPORT
October 31, 1995